Investments (Details Narrative) - USD ($)	Sep. 18, 2016	Jun. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Shares Acquired	5,000,000
Common Stock Issued	2,000,000
Cost Basis For Common Stock Issued	5.00%
Impairment on Investment		$ 166,000